Stock-Based Compensation	12 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Compensation [Text Block]
Note 11 Stock-Based Compensation

Options - AntriaBio adopted individual stock option plans in January 2013 for four officers and/or directors of the Company. The stock option plans granted 1,500,000 option shares with an exercise price of $4.50 and had fully vested as of June 30, 2016. In June 2013, AntriaBio adopted individual stock option plans for two consultants of the Company. The stock option plans granted 8,334 shares with an exercise price of $4.50 per share and had fully vested as of June 30, 2015.

On March 26, 2014, the Company adopted the AntriaBio, Inc. 2014 Stock and Incentive Plan which allows the Company to issue up to 3,750,000 of common stock in the form of stock options, incentive options or common stock. The Company granted 2,835,000 of these shares to current employees and directors of the Company as of June 30, 2014 and granted an additional 460,000 of these shares to current employees as of June 30, 2015. The options have an exercise price from $1.29 to $3.44 per share. The options vest monthly over four years, with some options subject to a one year cliff before options begin to vest monthly.

On February 23, 2015, the Company adopted the AntriaBio, Inc. 2015 Non Qualified Stock Option Plan which allows the Company to issue up to 6,850,000 of common stock in the form of stock options. The Company granted 4,112,000 of these shares to current employees and directors of the Company as of June 30, 2015 and granted an additional 285,000 of these shares to current employees as of June 30, 2016. The options have an exercise price of from $1.00 to $2.06 per share. The options vest monthly over 4 years with some options subject to a one year cliff before options begin to vest monthly.

AntriaBio has computed the fair value of all options granted using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. Due to the small number of option holders and all options being to officers, directors, or high level employees AntriaBio has estimated a forfeiture rate of zero. AntriaBio estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity.

AntriaBio has computed the fair value of all options granted during the year ended June 30, 2016 using the following assumptions:

Expected volatility	97 - 100%
Risk free interest rate	1.69% - 1.91%
Expected term (years)	7
Dividend yield	0%

AntriaBio computed the fair value of all options granted during the year ended June 30, 2015 using the following assumptions:

Expected volatility	90 - 103%
Risk free interest rate	1.31% - 2.38%
Expected term (years)	5-7
Dividend yield	0%

Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2014	4,343,334	$3.61	5.6
Granted	4,572,000	$2.02
Forfeited	(212,916)	$3.57
Outstanding, June 30, 2015	8,702,418	$2.78	7.1
Granted	285,000	$1.07
Forfeited	(40,000)	$1.66
Outstanding, June 30, 2016	8,947,418	$2.73	6.2

Exercisable at June 30, 2016	4,497,646	$3.18	4.9

Stock-based compensation expense related to the fair value of stock options was included in the statement of operations as research and development - compensation and benefits expense of $1,218,040 and $671,958 for the years ended June 30, 2016 and 2015, respectively and as general and administrative – compensation and benefits expense of $2,543,797 and $2,174,870 for the years ended June 30, 2016 and 2015, respectively. The unrecognized stock-based compensation expense at June 30, 2016 is $7,902,071. AntriaBio determined the fair value as of the date of grant using the Black-Scholes option pricing method and expenses the fair value ratably over the vesting period.

Warrants- AntriaBio issued warrants to agents in conjunction with the closing of various financings and issued warrants in note conversions and private placements as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2014	11,099,739	$2.21	3.6
Warrants issued in private placements	6,040,921	$2.50
Warrants issued to placement agent	1,824,489	$2.50
Warrants issued for investor relations	111,000	$1.63
Warrants cancelled	(59,758)	$2.92
Outstanding, June 30, 2015	19,016,391	$2.33	3.0
Warrants issued in stock conversion	5,897,677	$1.65
Warrants issued in private placements	3,043,669	$1.65
Warrants issued to placement agent	933,639	$1.61
Warrants issued for investor relations	103,000	$1.60
Warrants cancelled	(30,000)	$3.44
Outstanding, June 30, 2016	28,964,376	$2.11	3.1

Year Ended June 30, 2015: The Company issued warrants to purchase 6,040,921 shares of common stock at a price of $2.50 per share, exercisable through April 2018 in connection with the issuance of units in private placements. The Company issued warrants to the placement agent to purchase agent to purchase 1,824,489 shares of common stock at a price of $2.50 per share, exercisable through April 2022 in connection with the private placements that occurred from November 2014 through April 2015. The Company issued warrants to purchase 105,000 shares of common stock at a price of $1.65 per share in connection with investor relations services. The Company issued warrants to purchase 6,000 shares of common stock at a price of $1.38 per share in connection with investor relations services.

Year ended June 30, 2016: The Company issued warrants to purchase 5,897,677 shares of common stock at a price of $1.65 per share, exercisable through March 2021 in connection with the issuance of units in a preferred stock conversion. The Company issued warrants to purchase 3,043,669 shares of common stock at a price of $1.65 per share, exercisable through June 2021 in connection with the issuance of units in private placements. The Company issued warrants to the placement agent to purchase 184,490 shares of common stock at a price of $2.34 per share. On June 24, 2016, the Company modified the warrant to purchase 184,490 shares of common stock, by replacing the warrant with warrants to purchase 327,046 shares of common stock at a price of $1.32 per share, exercisable through December 2023 in connection with the Series A Preferred Stock Offering. The Company issued warrants to the placement agent to purchase 87,500 shares of common stock at a price of $2.50 per share, exercisable through December 2022 in connection with the Series A Preferred Stock Offering. The Company issued warrants to the placement agents to purchase 519,093 shares of common stock at a price of $1.65 per share, exercisable through December 2023 in connection with the private placement. The Company issued warrants to purchase 9,000 shares of common stock at a price of $1.38 per share in connection with investor relations services. The Company issued warrants to purchase 24,000 shares of common stock at a price of $1.34 per share in connection with investor relations services. The Company issued warrants to purchase 60,000 shares of common stock at a price of $1.85 per share in connection with investor relations services. The Company issued warrants to purchase 10,000 shares of common stock at a price of $0.96 per share in connection with investor relations services.

The warrants exercisable for the 66,667 shares of common stock are accounted for under liability accounting for the shares that have vested and were recorded at their fair value on the date of issuance of $50,365 as a liability and as professional fees and investor relation expense. Warrants for 30,000 shares of common stock were cancelled as of December 31, 2015 as the vesting events had not occurred. The fair value as of June 30, 2016 and 2015 were $11,955 and $31,777, respectively which is reflected as a liability with the fair value adjustment recorded as derivative gains or losses on the consolidated statements of operations.

The warrants exercisable for the 4,968,482 shares of common stock were accounted for under equity treatment and were recorded at the allocated fair value as of the date of issuance. The estimated fair value of the warrants was $3,527,816 and the allocated fair value of $2,597,932 was recorded into additional paid-in capital. The warrants exercisable for the 1,072,439 shares of common stock were accounted for under equity treatment and were recorded at the allocated fair value as of the date of issuance. The estimated fair value of the warrants was $1,009,433 and the allocated fair value of $595,184 was recorded into additional paid-in capital. The warrants exercisable for the 105,000 shares of common stock were accounted for under equity treatment and were fair valued as of the date of issuance. The fair value of the warrants was valued at $80,677 and recorded as additional paid-in-capital and professional fees. The warrants exercisable for the 6,000 shares of common stock were accounted for under equity treatment and were fair valued as of the date of issuance. The fair value of the warrants was valued at $9,006 and recorded as additional paid-in-capital and professional fees.

The warrants exercisable for the 1,477,287 shares were accounted for under liability accounting on the date they were recorded, except for 58,914 shares which were recorded directly into equity using the Black-Scholes pricing model on February 23, 2015 at a fair value of $92,111. The warrants to purchase 1,418,373 shares had a value of $1,498,809 when originally recorded using a Lattice pricing model and $2,217,605 as of February 23, 2015 using a Black-Scholes pricing model when the warrant terms became fixed and were reclassified into equity with the fair value adjustment recorded as derivative expense on the consolidated statement of operations. The warrants exercisable for the 347,202 shares were accounted for under liability accounting on the date they were recorded, except for 247,552 shares which were recorded directly into equity using the Black-Scholes pricing model on April 6, 2015 at a fair value of $309,121. The warrants to purchase 99,650 shares had a value of $172,809 when originally recorded using a Lattice pricing model and $124,434 as of April 6, 2015 using a Black-Scholes pricing model when the warrant terms became fixed and were reclassified into equity with the fair value adjustment recorded as derivative expense on the consolidated statement of operations.

The warrants exercisable for the 5,897,677 shares of common stock were accounted for under equity treatment and fair valued as of the date of issuance. The fair value of the warrants was valued at $3,497,914 and was recorded into additional paid-in capital. The warrants exercisable for the 3,043,558 shares of common stock were accounted for under equity treatment and were recorded at the allocated fair value as of the date of issuance. The estimated fair value of the warrants was $1,667,630 and the allocated fair value of $1,202,336 was recorded into additional paid-in capital.

The warrants exercisable for 184,490 shares of common stock were accounted for under equity treatment and were fair valued as of the date of issuance. The fair value of the warrants was valued at $184,673 and recorded as additional paid-in-capital and Series A Convertible Preferred Stock as issuance costs. On June 24, 2016, the warrants were modified and in place of the warrants to purchase 184,490 shares were replaced by warrants to purchase 327,046 shares of common stock. The change in the fair value between the old warrants and the new warrants on the date of  modification was calculated as $113,521 and was recorded as additional paid-in-capital and as issuance costs. The warrants exercisable for 87,500 shares of common stock were accounted for under equity treatment and were fair valued as of the date of issuance. The fair value of the warrants was valued as $65,490 as additional paid-in-capital and Series A Convertible Preferred Stock as issuance costs. The warrants exercisable for 519,093 shares of common stock were accounted for under equity treatment and were fair valued as of the date of issuance. The fair value of the warrants was valued at $386,800 and recorded as additional paid-in-capital and as issuance costs.

The warrants exercisable for the 9,000 shares of common stock were accounted for under the equity treatment and were fair valued as of the date of issuance. The fair value of the warrants was valued at $11,407 and recorded as additional paid-in-capital and investor relations. The additional warrants exercisable for the 24,000 shares of common stock were accounted for under the equity treatment and were fair valued as of the date of issuance. The fair value of the warrants was valued at $20,943 and recorded as additional paid-in-capital and investor relations. The warrants exercisable for the 60,000 shares of common stock were accounted for under the equity treatment and were fair valued as of the date of issuance. The fair value of the warrants was valued at $34,122 and recorded as additional paid-in-capital and investor relations. The warrants exercisable for the 10,000 shares of common stock were accounted for under the equity treatment and fair valued as of the date of issuance. The fair value of the warrants was valued as $6,500 and recorded as additional paid-in-capital and investor relations.

These warrants were valued using the Black-Scholes option pricing model on the date of issuance except for the warrants to purchase 1,518,387 shares which were valued using a Lattice pricing model. In order to calculate the fair value of the warrants in both models, certain assumptions were made regarding components of the model, including the closing price of the underlying common stock, risk-free interest rate, volatility, expected dividend yield, and warrant term. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity.

The Black-Scholes valuation methodology was used because that model embodies all of the relevant assumptions that address the features underlying these instruments. Significant assumptions were as follows:

Expected volatility	87% - 151%
Risk free interest rate	0.45% - 2.03%
Warrant term (years)	1 - 7.5
Dividend yield	0%

We utilize a Lattice model to determine the fair market value of the warrants to purchase 1,418,373 shares on the day they were issued. The warrants issued resulted in a warrant derivative liability of $1,498,809 on the dates they were issued. The Lattice model accommodates the probability of exercise price adjustment features as outlined in the placement agent agreement. Under the terms of the placement agent agreement, until the final close of the private placement financing under the agreement, the exercise price per share can be reduced in proportion to the exercise price per share of warrants issued in the private placement that is lower than the exercise price per share as stated in the warrant agreement. The estimated fair value was derived using the lattice model with the following assumptions:

Expected volatility	90% - 91%
Risk free interest rate	1.89% - 1.98%
Warrant term (years)	7
Dividend yield	0%

We utilize a Lattice model to determine the fair market value of the warrants to purchase 99,650 shares on March 31, 2015, the day they were issued. The warrants issued resulted in a warrant derivative liability of $172,809 on the date they were issued. The Lattice model accommodates the probability of exercise price adjustment features as outlined in the placement agent agreement. Under the terms of the placement agent agreement, until the final close of the private placement financing under the agreement, the exercise price per share can be reduced in proportion to the exercise price per share of warrants issued in the private placement that is lower than the exercise price per share as stated in the warrant agreement. The estimated fair value was derived using the lattice model with the following assumptions:

Expected volatility	90%
Risk free interest rate	1.71%
Warrant term (years)	7
Dividend yield	0%